Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2013
Registrant Name	dei_EntityRegistrantName	New Frontiers Trust
Central Index Key	dei_EntityCentralIndexKey	0001506319
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2013
Prospectus Date	rr_ProspectusDate	May 31, 2013
New Frontiers KC India Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The New Frontiers KC India Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 10.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Indian companies. For this purpose, a company is an Indian company if (i) its principal place of business is in India; (ii) it derives at least 50% of its revenues or profits from operations in India; or (iii) (a) it is organized under the laws of India and (b) its securities principally trade on Indian stock exchanges. Equity securities in which the Fund may invest include common stocks, securities trading in the form of depositary receipts, warrants, and any other investments that entitle the holder to convert into the equity of a company or group of companies.

The Fund’s investment advisor invests in Indian companies because it believes in the potential for the Indian economy and is optimistic about the growth prospects of companies that are part of that economy. In selecting companies for the Fund’s portfolio, the advisor looks for companies that have the capabilities and resources to be profitable and grow over the long term and that are well managed, financially sound and trading below the value implied by their cash flow. The advisor’s strategy, known as “growth at a reasonable price,” is based on the advisor’s belief that the market pays for economic performance (cash flow or cash flow return on investment) and not accounting performance (earnings per share or earnings growth).

In its selection process, the advisor also examines economic and political factors in India for purposes of identifying long-term trends that have the potential to create investment opportunities and attempts to identify those companies (and industries) that are best positioned to take advantage of those trends. The Fund will likely focus on the leading sectors of the Indian economy, such as software, infrastructure development, financials, pharmaceuticals, real estate and construction, telecommunications, capital goods and metals and minerals. Although the advisor may invest the Fund’s assets in companies of any size, the advisor expects that a majority of the portfolio will consist of larger capitalized Indian companies.

If a holding reaches the advisor’s target price, it is reevaluated to see whether its prospects have changed to warrant a higher valuation; otherwise, it is sold. The advisor may also sell a holding if the company or industry fundamentals and prospects are deteriorating. The advisor may also sell a holding if there is a substantial fall in its price that cannot be explained. The Fund is a “non-diversified” portfolio, which means that it can invest in fewer securities at any one time than a diversified portfolio. Also, from time to time the Fund may invest a significant portion of its assets in one or more sectors of the Indian economy as a result of the advisor following the Fund’s investment strategy.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General

All mutual funds carry a certain amount of risk. The Fund’s returns will vary and you could lose money on your investment in the Fund. Additionally, there is no guarantee that the Fund will achieve its investment objective. Below are some specific risks of investing in the Fund.

Indian Security Risk

The Fund will invest primarily in the securities of Indian companies, and as a result, the value of its shares will be significantly affected by political, economic, regulatory and other developments in India, as well as changes in the status of India’s relation with other countries. Investments in India generally are considered to be more speculative than investments in more developed markets of the world, and therefore may be subject to a greater risk of loss. Additionally, disclosure and regulatory standards for issuers in India are in many respects less stringent than U.S. standards. Issuers in India are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.

Currency Risk

The Fund’s investments in securities of issuers in India and substantially all of the income received by the Fund will be denominated in Indian rupees. Consequently, the value of the Fund’s foreign investments may be affected by changes in exchange rates, which may also cause the Fund to liquidate additional holdings at undesirable times to make distributions if it has insufficient U.S. dollar denominated funds.

Regulatory and Foreign Law Risk

Additionally, the ability of the Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder. Any changes to these rules could have an adverse effect on the Fund.

Foreign investments in the securities of issuers in India are usually restricted or controlled to some degree. The Fund is required to be a Foreign Institutional Investor (“FII”), or a sub-account of an FII, and as such must observe certain investment restrictions, including an account ownership ceiling of 5% of the paid up equity capital of any one company. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to achieve its investment objective.

Market Risk

The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. In addition, stock prices can decline overall due to changes in India’s and other countries’ economic growth and market conditions, interest rate levels, political events and numerous other factors. Securities on the Indian securities markets may be more volatile than securities trading on securities exchanges in the United States because the Indian securities markets are smaller, more volatile, and less liquid than markets in the United States.

Sector Risk

From time to time the Fund may invest a significant portion of its assets in one or more sectors of the Indian economy as a result of the advisor following the Fund’s investment strategy. When the Fund invests a significant portion of its assets in the securities of any single sector, any negative developments affecting that sector will have a greater impact on the Fund than if it were not significantly invested in the sector.

Management Risk

The determinations of the portfolio manager regarding the prospects and value of a particular security, sector or asset class in which the Fund invests may not be accurate. Additionally, the Fund is a new mutual fund and has no history of operation, and the advisor is newly formed and has not previously managed a mutual fund. The advisor is also dependent on the expertise and experience of its portfolio manager, who is the owner of the advisor. There can be no assurance that the advisor would be able to manage the Fund if the portfolio manager were unavailable to do so for an extended period of time. Also, the Fund’s agreement with the advisor obligates the advisor to pay most of the Fund’s operating expenses. If the advisor is unable to, or otherwise fails, to make those payments, the Fund will be obliged to do so and its expense ratio could increase significantly, which would have a negative effect on the Fund’s performance.

Depositary Receipt Risk

Investments in Indian issuers through depositary receipts are subject to the risks associated with direct investments in Indian securities. Additionally, unsponsored depositary receipts may have higher expenses and may be less liquid than depositary receipts sponsored by the underlying securities’ issuer.

Smaller Company Risk

The income and growth prospects of smaller and midsize companies and the price of securities issued by such companies may be more volatile than those of larger companies. Smaller and midsize companies may also have higher failure rates than larger companies and their securities may be less liquid than those of larger issuers.

Non-Diversification Risk

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-839-6587. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-839-6587
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2012	rr_AnnualReturn2012	29.88%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of March 31, 2013 was -2.08% Best Quarter (3/31/2012) +22.97% Worst Quarter (6/30/2012) -8.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Frontiers KC India Fund | - Comparison Index - Bombay Stock Exchange 100 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.53%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.42%)	[2],[3]
New Frontiers KC India Fund | New Frontiers KC India Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee for Redemptions	rr_RedemptionFee	(20.00)
Management Fee	rr_ManagementFeesOverAssets	2.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
1 Year	rr_AverageAnnualReturnYear01	29.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.52%)	[3]
New Frontiers KC India Fund | New Frontiers KC India Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.52%)	[3]
New Frontiers KC India Fund | New Frontiers KC India Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.21%)	[3]
[1]	The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes the Fund to pay the Fund's advisor 0.25% of the Fund's average daily net assets for certain distribution and promotion expenses related to marketing shares of the Fund. At present, the Plan is not implemented, although the Fund's Board of Trustees may do so at any time upon notice to shareholders.
[2]	Does not reflect deduction for fees, expenses, or taxes.
[3]	The inception date of the Fund was February 24, 2011. The performance numbers represent performance beginning on the first day of security trading, May 17, 2011.